Derivative financial instruments and hedging activities - Summary of Effectiveness of Designated Hedging Relationships (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	$ (931)	$ (1,060)
Hedge ineffectiveness recognized in income	(52)	(32)
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	1,157	2,032
Hedge ineffectiveness recognized in income	15	(13)
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	501	605
Hedge ineffectiveness recognized in income	16	8
Changes in the value of the hedging instrument recognized in OCI	532	582
Amount reclassified from hedge reserves to income	200	(25)
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Variable rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(1,803)	(1,261)
Hedge ineffectiveness recognized in income	1	(5)
Changes in the value of the hedging instrument recognized in OCI	(2,127)	(1,265)
Amount reclassified from hedge reserves to income	(367)	220
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate assets [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(2)	5
Changes in the value of the hedging instrument recognized in OCI	3	8
Amount reclassified from hedge reserves to income	(5)	5
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swap - fixed rate liabilities [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	164	(125)
Changes in the value of the hedging instrument recognized in OCI	113	(193)
Amount reclassified from hedge reserves to income	122	(106)
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(405)	(50)
Hedge ineffectiveness recognized in income	5
Changes in the value of the hedging instrument recognized in OCI	(410)	(50)
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Changes in fair value of the hedging instrument	(124)	57
Hedge ineffectiveness recognized in income	1
Changes in the value of the hedging instrument recognized in OCI	(125)	57
Amount reclassified from hedge reserves to income	$ (28)	$ (2)